Note 17 - Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

Note 17. Commitments and Contingencies

Litigation

On June 22, 2021, Thomas Seifert’s employment as the Company’s Chief Financial Officer was terminated for cause. Mr. Seifert asserts that the termination was not for cause and that he is owed compensation payable under his June 2, 2021 employment agreement. The Company’s position is that Mr. Seifert is not owed any additional compensation relating to his prior service with the Company or arising under any employment agreement. The Company and Mr. Seifert are currently engaged in litigation over the matter of his employment and termination. The Company believes it has adequate defenses to Mr. Seifert’s claims and has asserted affirmative claims for relief against Mr. Seifert including, but not limited to, breach of the employment agreement, breach of his fiduciary duties, fraud in the inducement in connection with the employment agreement, fraudulent misrepresentation, and constructive fraud. A detailed recitation of the Company’s factual allegations supporting these claims can be found in the Company’s Second Amended Complaint, filed June 21, 2022. The Company does not expect to seek substantial monetary relief in the litigation. This dispute is pending before the District Court for the Southern District of Florida under Case No. 1:21-cv-22436-DPG.

On July 5, 2022, Mr. Seifert moved to dismiss NextPlat’s Second Amended Complaint, and filed a Counterclaim against the Company and its Chief Executive Officer, Charles M. Fernandez. In his Counterclaim, Mr. Seifert seeks legal remedies in connection with the Company’s June 22, 2021, termination of his employment. Mr. Seifert also claims Retaliatory Discharge under Florida’s Private Whistleblower Act, Defamation, and Negligent Misrepresentation.

A jury trial is set to occur during the trial court's two-week trial calendar, starting August 21, 2024.

From time to time, the Company may become involved in litigation relating to claims arising out of our operations in the normal course of business. The Company is not currently involved in any pending legal proceeding or litigation, and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which the Company is a party or to which any of the Company’s properties is subject, which would reasonably be likely to have a material adverse effect on the Company’s business, financial condition and operating results.

Note 24. Commitments and Contingencies

Litigation

On June 22, 2021, Thomas Seifert’s employment as the Company’s Chief Financial Officer was terminated for cause. Mr. Seifert asserts that the termination was not for cause and that he is owed compensation payable under his June 2, 2021 employment agreement. The Company’s position is that Mr. Seifert is not owed any additional compensation relating to his prior service with the Company or arising under any employment agreement. The Company and Mr. Seifert are currently engaged in litigation over the matter of his employment and termination. The Company believes it has adequate defenses to Mr. Seifert’s claims and has asserted affirmative claims for relief against Mr. Seifert including, but not limited to, breach of the employment agreement, breach of his fiduciary duties, fraud in the inducement in connection with the employment agreement, fraudulent misrepresentation, and constructive fraud. A detailed recitation of the Company’s factual allegations supporting these claims can be found in the Company’s Second Amended Complaint, filed June 21, 2022. The Company does not expect to seek substantial monetary relief in the litigation. This dispute is pending before the District Court for the Southern District of Florida under Case No. 1:21-cv-22436-DPG.

On July 5, 2022, Mr. Seifert moved to dismiss NextPlat’s Second Amended Complaint, and filed a Counterclaim against the Company and its Chief Executive Officer, Charles M. Fernandez. In his Counterclaim, Mr. Seifert seeks legal remedies in connection with the Company’s June 22, 2021, termination of his employment. Mr. Seifert also claims Retaliatory Discharge under Florida’s Private Whistleblower Act, Defamation, and Negligent Misrepresentation.

A jury trial is set to occur during the trial court's two-week trial calendar, starting August 21, 2024.

From time to time, the Company may become involved in litigation relating to claims arising out of our operations in the normal course of business. The Company is not currently involved in any pending legal proceeding or litigation, and, to the best of our knowledge, no governmental authority is contemplating any proceeding to which the Company is a party or to which any of the Company’s properties is subject, which would reasonably be likely to have a material adverse effect on the Company’s business, financial condition and operating results.